Provisions - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Provisions [Line Items]
Other provisions	€ 1,011	€ 1,713
Other provisions, Amount expected to be settled within twelve months	194
Letters of credit / guarantees [member]
Disclosure of Provisions [Line Items]
Other provisions	122
Credit replacement facilities [Member]
Disclosure of Provisions [Line Items]
Other provisions	42
Non credit replacement facilities [Member]
Disclosure of Provisions [Line Items]
Other provisions	€ 80